CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income from discontinued operations		$ (3,274,747)	$ (23,834,894)
Net (loss) from continuing operations	$ (16,849,733)	(31,552,242)	(47,363,485)
Adjustments to reconcile net (loss) to net cash provided by (used in) operating activities:
Gain from disposal of discontinued operations		(3,164,802)
Depreciation and amortization	18,390	15,161	120,520
Loss on disposal of property, equipment, and software		17,137	15,993
Share-based compensation	391,625	55,468	347,466
Allowance for uncollectible loans receivable	10,375,499	22,159,416	14,225,449
Allowance for accounts receivable and contract assets			63,849
Impairment on long-term investments	0	1,600,000	29,189,836
Changes in operating assets and liabilities:
Accounts receivable and contract assets	13,893	(25,427)	(65,765)
Prepayments and other assets	(506,821)	(112,562)	109,106
Other receivables	6,013,074	23,195,854	(32,265,179)
Inventories	(7,795,822)
Deferred tax assets/liabilities			3,308,297
Right-of-use assets		700,148	(984,818)
Accounts payable, accrued expenses and other current liabilities	(104,240)	(82,096)	(176,600)
Interest payments on unsecured senior notes and short-term bank loan		(2,114,388)	(2,413,014)
Taxes payable	(184,236)	336,883	(334,234)
Lease liabilities		(787,322)	753,622
Net cash provided by (used in) continuing operations	(8,628,371)	10,241,228	(35,468,957)
Net cash (used in) discontinued operations		(182,758)	(22,809,777)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(8,628,371)	10,058,470	(58,278,734)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for loan originations			(1,596,609)
Issuance of loans	(20,000,000)
Cash received from loan repayments	41,001	407,419	33,759,916
Purchase of long-term investments			(14,594,918)
Proceeds from disposal of property, equipment and software			7,815
Acquisitions of property, equipment and software	(4,861)		(200,360)
Net cash provided by continuing operations	(19,963,860)	407,419	17,375,844
Net cash (used in) discontinued operations		(408,081)	(4,600,481)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(19,963,860)	(662)	12,775,363
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of share options		5	281,617
Cash received from third party as deposit			710,429
Capital contributions by shareholders			123,671
Proceeds from private placement	10,017,200
Repurchase of ordinary shares			(2,667,902)
Repayments of unsecured senior notes	(10,000,000)	(10,000,000)
Amounts due from (to) related parties	34,763,917	925,837	(6,653,236)
Net cash provided by (used in) continuing operations	34,781,117	(9,074,158)	(8,205,421)
Net cash provided by discontinued operations		36,935	6,653,236
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	34,781,117	(9,037,223)	(1,552,185)
EFFECT OF EXCHANGE RATE CHANGE ON CASH	607,717	3,182,926	608,636
NET INCREASE (DECREASE) IN CASH	6,796,603	4,203,511	(46,446,920)
CASH AND CASH EQUIVALENTS - beginning of year	15,128,719	10,925,208	57,372,128
CASH AND CASH EQUIVALENTS - end of year	21,925,322	15,128,719	10,925,208
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax	38,616	9,764	3,209,378
Cash paid for interest	$ 676,894	$ 2,114,388	2,413,014
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITY:
Accrued lease liabilities			$ 791,537